Note I - Related Party (Details) (USD $)	12 Months Ended	24 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2012
Note I - Related Party (Details) [Line Items]
Notes Payable, Related Parties, Current	$ 346,428	$ 346,428		$ 321,428
Monthly Payment to Mr. Colatosti [Member]
Note I - Related Party (Details) [Line Items]
Related Party Transaction, Amounts of Transaction		5,000
Chief Financial Officer [Member]
Note I - Related Party (Details) [Line Items]
Salaries, Wages and Officers' Compensation	60,000
Accounts Payable, Related Parties	50,000	50,000		50,000
Related Party Transaction Term		2 years
Related Party Transaction, Purchases from Related Party		5,000
Notes Payable, Related Parties, Current			$ 50,000	$ 50,000